Other Current Assets (Details Narrative) (10-K) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Asset consideration	$ 4,000
Proceeds from other receivables	320
Payment of related party	80
Sale of assets	3,500
June 2016 Agreements [Member]
Asset consideration	$ 495
Percentage of severance award	50.00%
Escrow Account [Member]
Asset consideration	$ 400
Prior to November 11, 2016 [Member]
Asset consideration	$ 300